U.S. Government Securities Fund®
Investment portfolio
May 31, 2022
unaudited
Bonds, notes & other debt instruments 97.09% U.S. Treasury bonds & notes 53.87% U.S. Treasury inflation-protected securities 31.22%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	USD600,374	$606,149
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	281,924	288,969
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	326,490	337,413
U.S. Treasury Inflation-Protected Security 0.625% 2023[1]	349,995	360,262
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	864,528	893,537
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	399,488	411,318
U.S. Treasury Inflation-Protected Security 0.50% 2024[1]	266,680	276,354
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	1,017,393	1,054,703
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	112,721	115,490
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	85,731	87,792
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	661,979	685,319
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	482,842	492,288
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	175,261	178,324
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	25,967	26,970
U.S. Treasury Inflation-Protected Security 0.125% 2027[1]	349,116	353,983
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]	209,754	208,857
U.S. Treasury Inflation-Protected Security 0.125% 2032[1]	123,066	122,449
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]	3,609	4,517
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	108,794	107,929
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	42,361	40,667
U.S. Treasury Inflation-Protected Security 1.00% 2049[1]	56,418	59,347
U.S. Treasury Inflation-Protected Security 0.25% 2050[1]	1,750	1,517
U.S. Treasury Inflation-Protected Security 0.125% 2051[1]	65,010	55,139
U.S. Treasury Inflation-Protected Security 0.125% 2052[1]	18,582	15,868
		6,785,161
U.S. Treasury 22.65%
U.S. Treasury 0.375% 2023	26,000	25,306
U.S. Treasury 0.50% 2023	30,000	29,674
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.034%) 1.097% 2023[3]	50,000	50,073
U.S. Treasury 1.50% 2023	2,000	1,997
U.S. Treasury 2.625% 2023	30,888	31,041
U.S. Treasury 2.75% 2023	9,293	9,351
U.S. Treasury 2.75% 2023	8,600	8,657
U.S. Treasury 2.875% 2023	16,500	16,633
U.S. Treasury 2.875% 2023	1,080	1,089
U.S. Treasury 0.375% 2024	100,000	96,140
U.S. Treasury 0.875% 2024	32,293	31,480
U.S. Treasury 1.50% 2024	47,046	46,299
U.S. Treasury 1.50% 2024[2]	18,000	17,494
U.S. Treasury 1.50% 2024	500	487
U.S. Treasury 1.75% 2024	38,572	37,956
U.S. Treasury 1.75% 2024	18,000	17,586
U.S. Treasury 2.00% 2024	72,000	71,334
U.S. Treasury 2.00% 2024	45,000	44,507
U.S. Government Securities Fund — Page 1 of 16

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2024	USD17,400	$17,223
U.S. Treasury 0.25% 2025	45,500	41,950
U.S. Treasury 0.25% 2025	20,000	18,488
U.S. Treasury 0.375% 2025	26,320	24,217
U.S. Treasury 2.125% 2025	6,500	6,392
U.S. Treasury 2.625% 2025	20,000	19,901
U.S. Treasury 2.875% 2025[2]	31,000	31,132
U.S. Treasury 2.875% 2025	500	502
U.S. Treasury 0.375% 2026	158,240	144,959
U.S. Treasury 0.875% 2026	938,740	864,427
U.S. Treasury 1.25% 2026	23,960	22,335
U.S. Treasury 1.375% 2026	25,000	23,562
U.S. Treasury 2.125% 2026	22,750	22,172
U.S. Treasury 2.25% 2026	5,200	5,097
U.S. Treasury 2.375% 2026	50,000	49,245
U.S. Treasury 2.625% 2026	49,000	48,723
U.S. Treasury 0.375% 2027	70,750	62,134
U.S. Treasury 0.50% 2027	100,955	89,433
U.S. Treasury 0.50% 2027	15,040	13,262
U.S. Treasury 0.50% 2027	14,000	12,454
U.S. Treasury 0.625% 2027	23,500	20,790
U.S. Treasury 1.50% 2027	31,000	29,200
U.S. Treasury 2.375% 2027	10,000	9,784
U.S. Treasury 0.75% 2028	2,900	2,579
U.S. Treasury 1.25% 2028	59,360	53,951
U.S. Treasury 1.25% 2028	6,300	5,735
U.S. Treasury 1.75% 2029	25,000	23,292
U.S. Treasury 0.625% 2030	30,880	26,043
U.S. Treasury 0.625% 2030	14,510	12,163
U.S. Treasury 0.875% 2030	191,931	163,811
U.S. Treasury 6.25% 2030	5,250	6,521
U.S. Treasury 1.375% 2031	20,000	17,558
U.S. Treasury 1.625% 2031	180,245	162,936
U.S. Treasury 1.875% 2032	333,000	305,451
U.S. Treasury 5.00% 2037	1,500	1,880
U.S. Treasury 1.125% 2040	144,100	101,732
U.S. Treasury 1.125% 2040	20,500	14,560
U.S. Treasury 1.375% 2040	4,914	3,616
U.S. Treasury 4.625% 2040	5,600	6,767
U.S. Treasury 1.75% 2041[2]	167,922	130,712
U.S. Treasury 1.875% 2041	140,196	112,541
U.S. Treasury 2.25% 2041	44,863	38,205
U.S. Treasury 3.125% 2041	10,000	9,795
U.S. Treasury 4.375% 2041	7,000	8,132
U.S. Treasury 2.75% 2042	27,000	24,704
U.S. Treasury 2.75% 2042	6,000	5,500
U.S. Treasury 2.875% 2043	10,880	10,146
U.S. Treasury 3.375% 2044	18,500	18,642
U.S. Treasury 2.875% 2045	5,000	4,633
U.S. Treasury 3.00% 2045	3,500	3,319
U.S. Treasury 3.00% 2045	3,350	3,171
U.S. Treasury 2.50% 2046	50,000	43,271
U.S. Treasury, principal only, 0% 2047	1,000	439
U.S. Treasury 2.75% 2047	7,250	6,622
U.S. Government Securities Fund — Page 2 of 16

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2047	USD3,000	$2,734
U.S. Treasury 3.00% 2047	30,425	28,971
U.S. Treasury 3.00% 2048	9,435	9,054
U.S. Treasury 3.00% 2048	4,775	4,601
U.S. Treasury 3.125% 2048	6,500	6,408
U.S. Treasury 3.375% 2048	30,297	31,370
U.S. Treasury 2.25% 2049	16,800	14,031
U.S. Treasury 2.375% 2049[2]	76,250	65,468
U.S. Treasury 2.875% 2049	94,000	89,211
U.S. Treasury 3.00% 2049	51,100	49,541
U.S. Treasury 1.25% 2050[2]	188,750	122,031
U.S. Treasury 1.375% 2050	344,080	230,203
U.S. Treasury 1.625% 2050[2]	506,196	362,275
U.S. Treasury 2.00% 2050	135,638	106,929
U.S. Treasury 1.875% 2051	54,319	41,442
U.S. Treasury 1.875% 2051	14,218	10,854
U.S. Treasury 2.00% 2051	84,560	66,524
U.S. Treasury 2.375% 2051	25,461	21,910
U.S. Treasury 2.25% 2052[2]	259,379	217,306
		4,923,776
Total U.S. Treasury bonds & notes		11,708,937
Mortgage-backed obligations 40.66% Federal agency mortgage-backed obligations 40.66%
Fannie Mae Pool #257055 6.50% 2027[4]	195	207
Fannie Mae Pool #256993 6.50% 2027[4]	98	104
Fannie Mae Pool #AZ0554 3.50% 2030[4]	132	134
Fannie Mae Pool #AY1948 3.50% 2030[4]	108	109
Fannie Mae Pool #735571 8.00% 2031[4]	74	78
Fannie Mae Pool #CA1442 3.00% 2033[4]	509	507
Fannie Mae Pool #BJ5302 3.00% 2033[4]	318	315
Fannie Mae Pool #695412 5.00% 2033[4]	4	4
Fannie Mae Pool #BO6247 2.50% 2034[4]	4,804	4,681
Fannie Mae Pool #BN3172 4.00% 2034[4]	10	11
Fannie Mae Pool #BN1085 4.00% 2034[4]	8	8
Fannie Mae Pool #AD3566 5.00% 2035[4]	44	45
Fannie Mae Pool #MA2787 4.00% 2036[4]	7,304	7,455
Fannie Mae Pool #MA2588 4.00% 2036[4]	4,694	4,791
Fannie Mae Pool #MA2717 4.00% 2036[4]	4,154	4,250
Fannie Mae Pool #MA2746 4.00% 2036[4]	3,613	3,679
Fannie Mae Pool #AS6870 4.00% 2036[4]	2,226	2,272
Fannie Mae Pool #MA2819 4.00% 2036[4]	449	458
Fannie Mae Pool #MA2856 4.00% 2036[4]	11	11
Fannie Mae Pool #MA3099 4.00% 2037[4]	3,384	3,438
Fannie Mae Pool #256860 6.50% 2037[4]	40	44
Fannie Mae Pool #256810 6.50% 2037[4]	40	43
Fannie Mae Pool #888372 6.50% 2037[4]	19	20
Fannie Mae Pool #888698 7.00% 2037[4]	60	66
Fannie Mae Pool #256828 7.00% 2037[4]	14	15
Fannie Mae Pool #970343 6.00% 2038[4]	34	34
Fannie Mae Pool #889388 7.00% 2038[4]	139	150
Fannie Mae Pool #AC0794 5.00% 2039[4]	138	147
Fannie Mae Pool #931768 5.00% 2039[4]	13	14
U.S. Government Securities Fund — Page 3 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #932606 5.00% 2040[4]	USD78	$81
Fannie Mae Pool #MA4501 2.00% 2041[4]	54,480	49,361
Fannie Mae Pool #MA4387 2.00% 2041[4]	2,180	1,975
Fannie Mae Pool #AJ1873 4.00% 2041[4]	268	274
Fannie Mae Pool #AH0351 4.50% 2041[4]	284	294
Fannie Mae Pool #AI1862 5.00% 2041[4]	751	798
Fannie Mae Pool #AI3510 5.00% 2041[4]	441	466
Fannie Mae Pool #AJ0704 5.00% 2041[4]	359	380
Fannie Mae Pool #AJ5391 5.00% 2041[4]	266	283
Fannie Mae Pool #AE1248 5.00% 2041[4]	245	260
Fannie Mae Pool #AE1277 5.00% 2041[4]	126	133
Fannie Mae Pool #AE1283 5.00% 2041[4]	68	71
Fannie Mae Pool #AE1274 5.00% 2041[4]	64	69
Fannie Mae Pool #MA4540 2.00% 2042[4]	19,324	17,508
Fannie Mae Pool #MA4570 2.00% 2042[4]	10,881	9,859
Fannie Mae Pool #MA4586 2.00% 2042[4]	3,415	3,096
Fannie Mae Pool #AJ9327 3.50% 2042[4]	29	29
Fannie Mae Pool #AE1290 5.00% 2042[4]	50	53
Fannie Mae Pool #AT5898 3.00% 2043[4]	8,641	8,407
Fannie Mae Pool #AL3829 3.50% 2043[4]	1,382	1,384
Fannie Mae Pool #AT7161 3.50% 2043[4]	358	357
Fannie Mae Pool #AR1512 3.50% 2043[4]	322	323
Fannie Mae Pool #AT0412 3.50% 2043[4]	144	144
Fannie Mae Pool #AT3954 3.50% 2043[4]	79	78
Fannie Mae Pool #AT0300 3.50% 2043[4]	67	67
Fannie Mae Pool #AX8521 3.50% 2044[4]	196	195
Fannie Mae Pool #AY1829 3.50% 2044[4]	76	74
Fannie Mae Pool #AW8240 3.50% 2044[4]	38	37
Fannie Mae Pool #BE5017 3.50% 2045[4]	696	694
Fannie Mae Pool #BE5009 3.50% 2045[4]	385	384
Fannie Mae Pool #AY3880 4.00% 2045[4]	76	77
Fannie Mae Pool #MA2833 3.00% 2046[4]	7,168	6,978
Fannie Mae Pool #AS8310 3.00% 2046[4]	151	146
Fannie Mae Pool #BC3465 4.00% 2046[4]	8	8
Fannie Mae Pool #BM1179 3.00% 2047[4]	155	150
Fannie Mae Pool #AS8804 3.50% 2047[4]	12,583	12,514
Fannie Mae Pool #CA0770 3.50% 2047[4]	10,104	10,064
Fannie Mae Pool #BE8740 3.50% 2047[4]	674	671
Fannie Mae Pool #BD2440 3.50% 2047[4]	425	422
Fannie Mae Pool #BE8742 3.50% 2047[4]	183	183
Fannie Mae Pool #BH2846 3.50% 2047[4]	83	83
Fannie Mae Pool #BH2848 3.50% 2047[4]	76	75
Fannie Mae Pool #BH2847 3.50% 2047[4]	40	39
Fannie Mae Pool #BJ5015 4.00% 2047[4]	1,717	1,748
Fannie Mae Pool #BH3122 4.00% 2047[4]	52	52
Fannie Mae Pool #BJ4901 3.50% 2048[4]	495	492
Fannie Mae Pool #CA2850 4.00% 2048[4]	2,110	2,161
Fannie Mae Pool #BK6840 4.00% 2048[4]	1,114	1,133
Fannie Mae Pool #BK5232 4.00% 2048[4]	850	864
Fannie Mae Pool #BK9743 4.00% 2048[4]	318	323
Fannie Mae Pool #BJ4342 4.00% 2048[4]	137	137
Fannie Mae Pool #BJ6169 4.00% 2048[4]	40	40
Fannie Mae Pool #BN1172 4.50% 2048[4]	214	219
Fannie Mae Pool #BJ8318 4.50% 2048[4]	177	180
U.S. Government Securities Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK9761 4.50% 2048[4]	USD138	$145
Fannie Mae Pool #BO2264 3.00% 2049[4]	40,327	38,662
Fannie Mae Pool #FM1505 3.00% 2049[4]	13,048	12,510
Fannie Mae Pool #BO2890 3.00% 2049[4]	2,605	2,497
Fannie Mae Pool #BN6708 3.50% 2049[4]	13,044	12,916
Fannie Mae Pool #CA4151 3.50% 2049[4]	6,766	6,751
Fannie Mae Pool #FM1062 3.50% 2049[4]	5,166	5,132
Fannie Mae Pool #FM1443 3.50% 2049[4]	3,790	3,756
Fannie Mae Pool #FM1220 3.50% 2049[4]	3,236	3,201
Fannie Mae Pool #FM2656 3.50% 2049[4]	2,664	2,649
Fannie Mae Pool #BJ8411 3.50% 2049[4]	1,324	1,312
Fannie Mae Pool #BF0320 5.50% 2049[4]	4,041	4,403
Fannie Mae Pool #CA7606 3.00% 2050[4]	47,548	45,810
Fannie Mae Pool #CA5539 3.00% 2050[4]	15,534	14,889
Fannie Mae Pool #FM2179 3.00% 2050[4]	12,622	12,118
Fannie Mae Pool #FM2822 3.00% 2050[4]	7,666	7,349
Fannie Mae Pool #CA5338 3.00% 2050[4]	6,003	5,752
Fannie Mae Pool #FM2777 3.00% 2050[4]	3,481	3,337
Fannie Mae Pool #FM2664 3.50% 2050[4]	24,715	24,385
Fannie Mae Pool #FM2389 3.50% 2050[4]	2,162	2,134
Fannie Mae Pool #FS0433 2.50% 2051[4]	47,735	44,613
Fannie Mae Pool #FM9492 2.50% 2051[4]	15,170	14,079
Fannie Mae Pool #CB2371 2.50% 2051[4]	8,697	8,072
Fannie Mae Pool #FM9804 2.50% 2051[4]	8,190	7,608
Fannie Mae Pool #FM9694 2.50% 2051[4]	7,518	6,996
Fannie Mae Pool #CB2319 2.50% 2051[4]	3,379	3,128
Fannie Mae Pool #CB2372 2.50% 2051[4]	1,628	1,511
Fannie Mae Pool #BT9510 2.50% 2051[4]	1,280	1,188
Fannie Mae Pool #BT9483 2.50% 2051[4]	1,272	1,178
Fannie Mae Pool #CB2414 3.00% 2051[4]	47,164	45,380
Fannie Mae Pool #FM7694 3.00% 2051[4]	36,330	34,797
Fannie Mae Pool #CB0041 3.00% 2051[4]	35,877	34,544
Fannie Mae Pool #CB2293 3.00% 2051[4]	22,283	21,282
Fannie Mae Pool #CB2292 3.00% 2051[4]	22,171	21,281
Fannie Mae Pool #FM9632 3.00% 2051[4]	16,267	15,528
Fannie Mae Pool #FM9976 3.00% 2051[4]	11,211	10,816
Fannie Mae Pool #FM9631 3.00% 2051[4]	6,839	6,536
Fannie Mae Pool #FM7687 3.00% 2051[4]	3,376	3,242
Fannie Mae Pool #CB2544 3.00% 2052[4]	22,429	21,452
Fannie Mae Pool #BF0141 5.50% 2056[4]	474	520
Fannie Mae Pool #BF0379 3.50% 2059[4]	22,007	21,774
Fannie Mae Pool #BM6693 3.50% 2059[4]	8,944	8,849
Fannie Mae Pool #BF0497 3.00% 2060[4]	10,593	10,208
Fannie Mae Pool #BF0481 3.50% 2060[4]	15,848	15,680
Fannie Mae Pool #BF0480 3.50% 2060[4]	9,979	9,930
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[3,4]	1	1
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[4]	100	106
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 1.286% 2036[3,4]	313	312
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[3,4]	103	107
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[4]	37	40
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[3,4]	8	8
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[4]	972	972
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[4]	51	51
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.405% 2023[3,4]	870	869
U.S. Government Securities Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.115% 2023[3,4]	USD1,426	$1,431
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.542% 2024[3,4]	829	827
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.553% 2024[3,4]	1,604	1,594
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.575% 2024[3,4]	1,066	1,056
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[3,4]	2,235	2,255
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[4]	99	98
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[4]	1,153	1,143
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[4]	1,768	1,749
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[4]	156	156
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[4]	282	282
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[4]	450	395
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	283	250
Freddie Mac Pool #QS0124 1.50% 2030[4]	494	473
Freddie Mac Pool #1H1354 2.362% 2036[3,4]	67	70
Freddie Mac Pool #C91909 4.00% 2036[4]	73	74
Freddie Mac Pool #RB5138 2.00% 2041[4]	51,233	46,420
Freddie Mac Pool #QK1181 2.00% 2041[4]	7,621	6,905
Freddie Mac Pool #G06459 5.00% 2041[4]	1,380	1,472
Freddie Mac Pool #RB5148 2.00% 2042[4]	43,616	39,519
Freddie Mac Pool #RB5153 2.00% 2042[4]	13,236	11,983
Freddie Mac Pool #RB5145 2.00% 2042[4]	10,271	9,261
Freddie Mac Pool #G61082 3.00% 2043[4]	3,866	3,767
Freddie Mac Pool #Q18236 3.50% 2043[4]	544	543
Freddie Mac Pool #Q19133 3.50% 2043[4]	379	379
Freddie Mac Pool #Q17696 3.50% 2043[4]	346	346
Freddie Mac Pool #Q15874 4.00% 2043[4]	55	55
Freddie Mac Pool #Q28558 3.50% 2044[4]	1,601	1,600
Freddie Mac Pool #760014 2.795% 2045[3,4]	796	798
Freddie Mac Pool #760012 3.113% 2045[3,4]	1,003	1,012
Freddie Mac Pool #760013 3.172% 2045[3,4]	724	733
Freddie Mac Pool #G60238 3.50% 2045[4]	9,435	9,428
Freddie Mac Pool #Z40130 3.00% 2046[4]	1,754	1,708
Freddie Mac Pool #G67700 3.50% 2046[4]	3,467	3,481
Freddie Mac Pool #G60744 3.50% 2046[4]	2,115	2,107
Freddie Mac Pool #760015 2.583% 2047[3,4]	1,829	1,819
Freddie Mac Pool #Q52069 3.50% 2047[4]	944	940
Freddie Mac Pool #Q51622 3.50% 2047[4]	696	692
Freddie Mac Pool #Q47615 3.50% 2047[4]	548	545
Freddie Mac Pool #ZT0538 3.50% 2048[4]	1,838	1,828
Freddie Mac Pool #Q54701 3.50% 2048[4]	630	627
Freddie Mac Pool #Q54709 3.50% 2048[4]	622	619
Freddie Mac Pool #Q55056 3.50% 2048[4]	517	513
Freddie Mac Pool #Q54700 3.50% 2048[4]	507	504
Freddie Mac Pool #Q54781 3.50% 2048[4]	422	420
Freddie Mac Pool #Q54782 3.50% 2048[4]	417	415
Freddie Mac Pool #Q56590 3.50% 2048[4]	346	345
Freddie Mac Pool #Q54699 3.50% 2048[4]	273	272
Freddie Mac Pool #Q56591 3.50% 2048[4]	213	212
Freddie Mac Pool #Q54831 3.50% 2048[4]	189	189
Freddie Mac Pool #Q56589 3.50% 2048[4]	190	189
Freddie Mac Pool #Q55060 3.50% 2048[4]	184	183
Freddie Mac Pool #Q54698 3.50% 2048[4]	182	182
Freddie Mac Pool #G67711 4.00% 2048[4]	28,583	29,111
Freddie Mac Pool #Q56599 4.00% 2048[4]	1,267	1,290
U.S. Government Securities Fund — Page 6 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55971 4.00% 2048[4]	USD872	$887
Freddie Mac Pool #Q56175 4.00% 2048[4]	776	789
Freddie Mac Pool #Q55970 4.00% 2048[4]	440	449
Freddie Mac Pool #Q58411 4.50% 2048[4]	1,584	1,652
Freddie Mac Pool #Q58436 4.50% 2048[4]	837	878
Freddie Mac Pool #Q58378 4.50% 2048[4]	565	584
Freddie Mac Pool #Q57242 4.50% 2048[4]	460	475
Freddie Mac Pool #RA1339 3.00% 2049[4]	1,846	1,770
Freddie Mac Pool #ZA6700 3.50% 2049[4]	11,852	11,712
Freddie Mac Pool #SD7502 3.50% 2049[4]	8,382	8,293
Freddie Mac Pool #RA1580 3.50% 2049[4]	4,774	4,763
Freddie Mac Pool #RA1463 3.50% 2049[4]	4,706	4,696
Freddie Mac Pool #QA1442 3.50% 2049[4]	4,587	4,537
Freddie Mac Pool #QA0284 3.50% 2049[4]	2,323	2,302
Freddie Mac Pool #QA2748 3.50% 2049[4]	662	656
Freddie Mac Pool #RA2319 3.00% 2050[4]	10,197	9,772
Freddie Mac Pool #SD0187 3.00% 2050[4]	7,494	7,207
Freddie Mac Pool #SD7513 3.50% 2050[4]	83,671	82,914
Freddie Mac Pool #RA2003 4.50% 2050[4]	7,276	7,506
Freddie Mac Pool #SD7545 2.50% 2051[4]	7,197	6,693
Freddie Mac Pool #QD3220 2.50% 2051[4]	1,561	1,449
Freddie Mac Pool #RA5971 3.00% 2051[4]	2,305	2,210
Freddie Mac Pool #8D0226 2.521% 2052[3,4]	6,670	6,321
Freddie Mac Pool #SD7553 3.00% 2052[4]	151,282	145,210
Freddie Mac Pool #SD7550 3.00% 2052[4]	45,084	43,575
Freddie Mac Pool #SD0873 3.50% 2052[4]	34,388	34,162
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.954% 2023[3,4]	3	3
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 1.125% 2036[3,4]	615	610
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	156	156
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	1,393	1,393
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[3,4]	21,150	21,286
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[4]	17,787	17,892
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	1,343	1,351
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[3,4]	21,000	21,168
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 2026[4]	3,507	3,437
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[4]	1,370	1,371
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[4]	560	569
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	518	450
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	243	221
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[4]	200	171
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,4]	20,002	19,619
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	19,823	19,526
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,4]	17,566	17,236
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	10,345	9,939
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	2,074	2,022
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	11,236	10,748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,4]	12,110	11,827
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	13,033	12,838
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	6,780	6,695
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	4,712	4,724
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	3,837	3,839
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[4]	1,907	1,879
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	24,484	24,479
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	11,062	10,895
U.S. Government Securities Fund — Page 7 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	USD9,649	$9,503
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	4,979	4,905
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	4,230	4,236
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[4]	594	595
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	14,598	14,372
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	80,208	80,320
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	14,774	14,878
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[4]	45,381	44,551
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	33,529	32,722
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[4]	7,182	7,197
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	18,561	17,578
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	4,381	3,863
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[4]	64,085	64,099
Government National Mortgage Assn. 2.00% 2052[4,5]	18,000	16,346
Government National Mortgage Assn. 2.00% 2052[4,5]	2,900	2,637
Government National Mortgage Assn. 2.50% 2052[4,5]	29,830	27,981
Government National Mortgage Assn. 3.00% 2052[4,5]	75,592	72,929
Government National Mortgage Assn. 3.50% 2052[4,5]	36,008	35,682
Government National Mortgage Assn. 4.00% 2052[4,5]	361,702	363,892
Government National Mortgage Assn. 4.00% 2052[4,5]	244,397	245,180
Government National Mortgage Assn. 4.00% 2052[4,5]	149,529	150,955
Government National Mortgage Assn. 4.50% 2052[4,5]	483,266	492,252
Government National Mortgage Assn. 4.50% 2052[4,5]	267,336	273,309
Government National Mortgage Assn. 5.00% 2052[4,5]	154,784	159,077
Government National Mortgage Assn. 5.00% 2052[4,5]	43,546	44,570
Government National Mortgage Assn. 5.00% 2052[4,5]	2,919	3,014
Government National Mortgage Assn. Pool #754335 6.50% 2029[4]	166	173
Government National Mortgage Assn. Pool #754334 6.50% 2032[4]	292	306
Government National Mortgage Assn. Pool #AH5901 3.75% 2034[4]	942	969
Government National Mortgage Assn. Pool #754319 6.50% 2037[4]	197	210
Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	72	78
Government National Mortgage Assn. Pool #004182 5.50% 2038[4]	12	13
Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	144	158
Government National Mortgage Assn. Pool #754287 6.50% 2038[4]	118	122
Government National Mortgage Assn. Pool #AA4873 6.50% 2038[4]	85	86
Government National Mortgage Assn. Pool #738836 6.50% 2038[4]	67	68
Government National Mortgage Assn. Pool #741910 4.00% 2039[4]	131	133
Government National Mortgage Assn. Pool #004367 4.00% 2039[4]	20	21
Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	298	317
Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	751	814
Government National Mortgage Assn. Pool #754314 6.50% 2039[4]	475	516
Government National Mortgage Assn. Pool #004636 4.50% 2040[4]	464	489
Government National Mortgage Assn. Pool #736089 5.00% 2040[4]	135	141
Government National Mortgage Assn. Pool #736084 5.00% 2040[4]	108	113
Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	1,290	1,415
Government National Mortgage Assn. Pool #754636 3.50% 2041[4]	465	462
Government National Mortgage Assn. Pool #005157 4.00% 2041[4]	93	91
Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	4,738	4,923
Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	2,128	2,276
Government National Mortgage Assn. Pool #005040 5.00% 2041[4]	29	30
Government National Mortgage Assn. Pool #005187 5.50% 2041[4]	66	67
Government National Mortgage Assn. Pool #005112 6.50% 2041[4]	161	170
Government National Mortgage Assn. Pool #754591 4.00% 2042[4]	983	1,015
Government National Mortgage Assn. Pool #754637 4.00% 2042[4]	581	595
U.S. Government Securities Fund — Page 8 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AA2589 3.50% 2043[4]	USD932	$929
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[4]	14	15
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[4]	30	31
Government National Mortgage Assn. Pool #892950 2.78% 2060[3,4]	606	610
Government National Mortgage Assn. Pool #710077 4.70% 2061[4]	8	8
Government National Mortgage Assn. Pool #756695 4.70% 2061[4]	4	4
Government National Mortgage Assn. Pool #710074 4.72% 2061[4]	2	2
Government National Mortgage Assn. Pool #751409 4.95% 2061[4]	1	1
Government National Mortgage Assn. Pool #756715 4.39% 2062[4]	28	28
Government National Mortgage Assn. Pool #767610 4.614% 2062[4]	—[6]	—[6]
Government National Mortgage Assn. Pool #759735 4.743% 2062[4]	1	1
Government National Mortgage Assn. Pool #795471 5.10% 2062[4]	1	1
Government National Mortgage Assn. Pool #894475 2.678% 2063[3,4]	1,528	1,560
Government National Mortgage Assn. Pool #767641 4.51% 2063[4]	1	1
Government National Mortgage Assn. Pool #795533 4.731% 2063[4]	—[6]	—[6]
Government National Mortgage Assn. Pool #AG8149 2.218% 2064[3,4]	208	209
Government National Mortgage Assn. Pool #894482 2.679% 2064[3,4]	1,957	2,000
Government National Mortgage Assn. Pool #AG8156 2.687% 2064[3,4]	232	234
Government National Mortgage Assn. Pool #AG8194 4.328% 2064[4]	14	14
Government National Mortgage Assn. Pool #AG8068 4.73% 2064[4]	2	2
Government National Mortgage Assn. Pool #AG8150 4.867% 2064[4]	2	2
Government National Mortgage Assn. Pool #AG8189 5.145% 2064[4]	4	4
Government National Mortgage Assn. Pool #AG8155 5.153% 2064[4]	4	4
Government National Mortgage Assn. Pool #AG8171 5.20% 2064[4]	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[4]	44	44
Government National Mortgage Assn. Pool #AL7438 4.354% 2065[4]	2	2
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 2033[4]	159	163
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.50% 2060[3,4]	175	177
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.041% 2061[3,4]	1	—[6]
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.55% 2062[3,4]	153	2
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.974% 2062[3,4]	1,349	1,346
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 2.253% 2062[3,4]	825	823
Uniform Mortgage-Backed Security 2.00% 2037[4,5]	9,100	8,599
Uniform Mortgage-Backed Security 2.50% 2037[4,5]	28,000	27,109
Uniform Mortgage-Backed Security 2.00% 2052[4,5]	55,014	48,749
Uniform Mortgage-Backed Security 2.00% 2052[4,5]	53,167	47,165
Uniform Mortgage-Backed Security 2.00% 2052[4,5]	46,350	41,027
Uniform Mortgage-Backed Security 2.50% 2052[4,5]	216,714	199,077
Uniform Mortgage-Backed Security 2.50% 2052[4,5]	36,240	33,254
Uniform Mortgage-Backed Security 2.50% 2052[4,5]	20,523	18,887
Uniform Mortgage-Backed Security 3.00% 2052[4,5]	148,233	140,845
Uniform Mortgage-Backed Security 3.00% 2052[4,5]	67,091	63,896
Uniform Mortgage-Backed Security 3.00% 2052[4,5]	19,381	18,428
Uniform Mortgage-Backed Security 3.50% 2052[4,5]	657,236	642,682
Uniform Mortgage-Backed Security 3.50% 2052[4,5]	97,760	95,467
Uniform Mortgage-Backed Security 3.50% 2052[4,5]	48,882	47,904
Uniform Mortgage-Backed Security 4.00% 2052[4,5]	1,757,781	1,753,002
Uniform Mortgage-Backed Security 4.00% 2052[4,5]	138,980	138,317
Uniform Mortgage-Backed Security 4.00% 2052[4,5]	1,954	1,953
Uniform Mortgage-Backed Security 4.50% 2052[4,5]	968,592	982,932
Uniform Mortgage-Backed Security 4.50% 2052[4,5]	472,945	478,838
Uniform Mortgage-Backed Security 4.50% 2052[4,5]	21,957	22,345
U.S. Government Securities Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)		Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.00% 2052[4,5]		USD220,000	$226,394
Uniform Mortgage-Backed Security 5.00% 2052[4,5]		26,000	26,865
Total mortgage-backed obligations			8,837,787
Federal agency bonds & notes 2.56%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026		1,302	1,293
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 2026		700	694
Fannie Mae 0.625% 2025		318,800	300,017
Fannie Mae 0.75% 2027		21,700	19,332
Fannie Mae 0.875% 2030		63,500	53,179
Fannie Mae 7.125% 2030		5,000	6,349
Federal Home Loan Bank 3.375% 2023		14,160	14,348
Federal Home Loan Bank 3.25% 2028		56,500	57,449
Federal Home Loan Bank 5.50% 2036		1,000	1,233
Freddie Mac 0.375% 2023		25,000	24,635
Private Export Funding Corp. 3.55% 2024		14,300	14,528
Small Business Administration, Series 2003-20B, 4.84% 2023		70	70
Tennessee Valley Authority 0.75% 2025		13,200	12,440
Tennessee Valley Authority 2.875% 2027		5,000	4,997
Tennessee Valley Authority 4.65% 2035		4,480	4,893
Tennessee Valley Authority 5.88% 2036		3,625	4,442
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048		3,300	3,763
TVA Southaven 3.846% 2033		1,664	1,616
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023		5,000	5,203
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022		7,500	7,515
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025		3,125	3,126
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022		2,000	2,004
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023		500	503
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024		750	753
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025		875	873
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026		875	872
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027		3,850	3,823
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028		1,250	1,234
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029		850	835
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030		825	838
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031		825	841
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032		800	816
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033		675	690
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032		1,408	1,428
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032		1,110	1,155
			557,787
Total bonds, notes & other debt instruments (cost: $22,084,504,000)			21,104,511
Short-term securities 32.24% Federal agency bills & notes 17.05%	Weighted average yield at acquisition
Fannie Mae 06/22/2022	0.625%	25,000	24,989
Federal Farm Credit Banks 06/07/2022	0.060	95,000	94,989
Federal Home Loan Bank 06/03/2022	0.490	40,000	39,998
Federal Home Loan Bank 06/08/2022	0.580	174,000	173,976
Federal Home Loan Bank 06/15/2022	0.570	99,000	98,972
Federal Home Loan Bank 06/17/2022	0.615	110,000	109,964
Federal Home Loan Bank 06/22/2022	0.634	310,000	309,865
U.S. Government Securities Fund — Page 10 of 16

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Short-term securities (continued) Federal agency bills & notes (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 06/24/2022	0.770%	USD80,389	$80,351
Federal Home Loan Bank 06/27/2022	0.708	55,800	55,769
Federal Home Loan Bank 07/01/2022	0.620	50,000	49,969
Federal Home Loan Bank 07/06/2022	0.725	160,000	159,881
Federal Home Loan Bank 07/07/2022	0.802	200,000	199,848
Federal Home Loan Bank 07/08/2022	0.734	350,000	349,726
Federal Home Loan Bank 07/11/2022	0.831	150,000	149,869
Federal Home Loan Bank 07/12/2022	0.870	75,000	74,933
Federal Home Loan Bank 07/13/2022	0.826	80,000	79,926
Federal Home Loan Bank 07/15/2022	0.878	248,750	248,511
Federal Home Loan Bank 07/19/2022	0.937	100,000	99,892
Federal Home Loan Bank 07/21/2022	0.825	50,000	49,942
Federal Home Loan Bank 07/22/2022	0.882	200,000	199,763
Federal Home Loan Bank 07/27/2022	0.889	50,000	49,933
Federal Home Loan Bank 07/28/2022	0.975	100,000	99,863
Federal Home Loan Bank 08/04/2022	0.966	150,000	149,770
Federal Home Loan Bank 08/10/2022	0.996	50,000	49,908
Federal Home Loan Bank 08/12/2022	1.014	123,000	122,767
Federal Home Loan Bank 08/15/2022	1.023	110,000	109,773
Federal Home Loan Bank 08/19/2022	1.120	199,700	199,266
Federal Home Loan Bank 08/24/2022	1.227	175,000	174,579
Federal Home Loan Bank 12/02/2022	1.592	50,000	49,602
Federal Home Loan Bank 12/06/2022	1.528	50,000	49,593
			3,706,187
U.S. Treasury bills 13.57%
U.S. Treasury 6/7/2022	0.475	100,000	99,992
U.S. Treasury 6/9/2022	0.363	200,000	199,975
U.S. Treasury 6/14/2022	0.553	200,000	199,961
U.S. Treasury 6/16/2022	0.054	150,000	149,964
U.S. Treasury 6/21/2022	0.586	100,000	99,967
U.S. Treasury 6/23/2022	0.511	200,000	199,930
U.S. Treasury 6/30/2022	0.546	75,000	74,959
U.S. Treasury 7/7/2022	0.676	500,000	499,630
U.S. Treasury 7/14/2022	0.595	150,000	149,848
U.S. Treasury 7/21/2022	0.899	50,000	49,941
U.S. Treasury 7/28/2022	1.002	206,000	205,726
U.S. Treasury 8/18/2022	1.015	175,000	174,606
U.S. Treasury 9/15/2022	0.830	150,000	149,483
U.S. Treasury 9/20/2022	1.213	99,850	99,473
U.S. Treasury 9/22/2022	0.892	200,000	199,256
U.S. Treasury 11/25/2022	1.479	400,000	396,991
			2,949,702
Commercial paper 1.62%
Crédit Agricole Corporate and Investment Bank, New York Branch 6/1/2022	0.780	44,600	44,599
Eli Lilly and Co. 6/16/2022[7]	0.850	40,000	39,986
JP Morgan Securities LLC 6/9/2022	0.870	20,000	19,996
Linde, Inc. 6/1/2022	0.790	50,000	49,999
Linde, Inc. 6/22/2022	0.840	30,000	29,985
Paccar Financial Corp. 6/1/2022	0.750	33,400	33,399
Paccar Financial Corp. 6/2/2022	0.770	40,000	39,998
Paccar Financial Corp. 6/3/2022	0.800	20,000	19,999
Paccar Financial Corp. 6/13/2022	0.813	14,000	13,996
U.S. Government Securities Fund — Page 11 of 16

unaudited
Short-term securities (continued) Commercial paper (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Paccar Financial Corp. 6/16/2022	0.850%	USD30,000	$29,988
Wal-Mart Stores, Inc. 6/8/2022[7]	0.860	30,000	29,994
			351,939
Total short-term securities (cost: $7,008,195,000)			7,007,828
Total investment securities 129.33% (cost: $29,092,699,000)			28,112,339
Other assets less liabilities (29.33)%			(6,375,941)
Net assets 100.00%			$21,736,398
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 5/31/2022 (000)
30 Day Federal Funds Futures	Long	791	June 2022	USD327,088	$(324)
30 Day Federal Funds Futures	Long	855	August 2022	351,291	(2,029)
90 Day Euro Dollar Futures	Long	5,309	December 2022	1,286,172	(28,736)
3 Month SOFR Futures	Long	11,478	June 2023	2,784,276	(3,850)
90 Day Euro Dollar Futures	Long	24,746	September 2023	5,991,316	(141,715)
90 Day Euro Dollar Futures	Short	15,270	December 2023	(3,700,685)	79,202
90 Day Euro Dollar Futures	Short	17,470	December 2024	(4,241,498)	55,324
2 Year U.S. Treasury Note Futures	Short	22,082	September 2022	(4,661,545)	2,117
5 Year U.S. Treasury Note Futures	Long	10,433	September 2022	1,178,440	(2,322)
10 Year U.S. Treasury Note Futures	Long	7,778	September 2022	929,106	(2,455)
10 Year Ultra U.S. Treasury Note Futures	Long	6,632	September 2022	852,108	(4,669)
20 Year U.S. Treasury Bond Futures	Long	3,254	September 2022	453,730	(3,412)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,118	September 2022	329,879	(3,749)
					$(56,618)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 5/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.745%	Annual	U.S. EFFR	Annual	6/15/2022	USD5,507,800	$(474)	$—	$(474)
0.775%	Annual	U.S. EFFR	Annual	6/15/2022	10,516,858	(783)	—	(783)
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	694,646	1,253	—	1,253
U.S. EFFR	Annual	1.395%	Annual	7/27/2022	5,393,600	(606)	—	(606)
1.2525%	Annual	U.S. EFFR	Annual	2/14/2023	586,311	(3,483)	—	(3,483)
3-month USD-LIBOR	Quarterly	1.495%	Semi-annual	11/10/2023	115,000	2,099	—	2,099
U.S. EFFR	Annual	2.4325%	Annual	12/21/2023	94,000	216	—	216
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024	467,500	(19,003)	—	(19,003)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	718,900	19,631	—	19,631
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,100	10,928	—	10,928
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,100	10,921	—	10,921
U.S. Government Securities Fund — Page 12 of 16

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive			Pay			Expiration date	Notional amount (000)	Value at 5/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 5/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD165,373	$12,349		$—	$12,349
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	199,200	6,118		—	6,118
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	48,600	(29)		—	(29)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	60,800	(79)		—	(79)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	60,700	(84)		—	(84)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	45,900	(38)		—	(38)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	1,017		—	1,017
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	34,102		—	34,102
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	235,000	(33,296)		—	(33,296)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	16,482		—	16,482
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038	36,300	388		—	388
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	36,300	387		—	387
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	29,200	261		—	261
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	21,600	(6,605)		—	(6,605)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	242,600	88,681		(144)	88,825
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	411,000	166,201		—	166,201
						$306,554		$(144)	$306,698
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $159,668,000, which represented .73% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $69,980,000, which represented .32% of the net assets of the fund.
U.S. Government Securities Fund — Page 13 of 16

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $25,502,016,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $13,392,249,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
U.S. Government Securities Fund — Page 14 of 16

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$11,708,937	$—	$11,708,937
Mortgage-backed obligations	—	8,837,787	—	8,837,787
Federal agency bonds & notes	—	557,787	—	557,787
Short-term securities	—	7,007,828	—	7,007,828
Total	$—	$28,112,339	$—	$28,112,339

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$136,643	$—	$—	$136,643
Unrealized appreciation on centrally cleared interest rate swaps	—	371,178	—	371,178
Liabilities:
Unrealized depreciation on futures contracts	(193,261)	—	—	(193,261)
Unrealized depreciation on centrally cleared interest rate swaps	—	(64,480)	—	(64,480)
Total	$(56,618)	$306,698	$—	$250,080
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviations
Assn. = Association
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
U.S. Government Securities Fund — Page 15 of 16

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-022-0722O-S89791	U.S. Government Securities Fund — Page 16 of 16